EMPLOYEE BENEFITS - Future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Post-Employment benefits | Up to 1 year
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 70,219
Post-Employment benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	61,786
Post-Employment benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	60,578
Post-Employment benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	58,401
Post-Employment benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	56,897
Post-Employment benefits | More than 5 years
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	267,121
Long-Term Benefits | Up to 1 year
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	24,659
Long-Term Benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	23,126
Long-Term Benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	21,932
Long-Term Benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	23,330
Long-Term Benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	20,773
Long-Term Benefits | More than 5 years
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 85,369